Segment Reporting - Summary of Predecessor and Successor Allocate Revenue Based on Geographical Location of Operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of geographical areas [line items]
Segment Revenue, net	$ 18,182		$ 163,267	$ 203,607	$ 97,462
Segment Profit (Loss)	2,375	$ 82,088	82,088	46,977	12,422
Assets		153,432	153,432	170,505	100,109
Liabilities		73,078	73,078	35,918	65,966
Saudi Arabia
Disclosure of geographical areas [line items]
Segment Revenue, net	3,544		112,015	141,084	46,633
Segment Profit (Loss)	247		23,351	34,295	6,747
Assets		66,015	66,015	75,886	33,260
Liabilities		18,064	18,064	10,712	26,585
Singapore
Disclosure of geographical areas [line items]
Segment Revenue, net	4,577		19,011	19,407	18,094
Segment Profit (Loss)	810		6,773	6,571	3,532
Assets		36,495	36,495	34,694	30,408
Liabilities		37,478	37,478	13,007	16,267
Malaysia
Disclosure of geographical areas [line items]
Segment Revenue, net	3,402		11,102	15,265	12,976
Segment Profit (Loss)	857		1,957	3,797	993
Assets		10,594	10,594	12,467	11,985
Liabilities		5,073	5,073	3,577	10,343
Thailand
Disclosure of geographical areas [line items]
Segment Revenue, net	2,367		7,603	11,399	8,861
Segment Profit (Loss)	515		1,316	1,934	813
Assets		8,806	8,806	11,346	11,781
Liabilities		2,423	2,423	2,667	4,941
Indonesia
Disclosure of geographical areas [line items]
Segment Revenue, net	3,740		11,154	13,555	8,664
Segment Profit (Loss)	(188)		2,311	1,247	231
Assets		10,634	10,634	14,646	9,749
Liabilities		2,499	2,499	3,983	5,713
Cayman and Others
Disclosure of geographical areas [line items]
Segment Revenue, net	552		2,382	2,897	2,234
Segment Profit (Loss)	$ 134		46,380	(867)	106
Assets		20,888	20,888	21,466	2,926
Liabilities		$ 7,541	$ 7,541	$ 1,972	$ 2,117